Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of Assumption Model	The fair values of derivative liabilities were estimated using the Black-Scholes pricing model with weighted average assumptions as follows:

	As at December 31,
	2023	2022
Risk free interest rate (%)	3.67	N/A
Expected life (years)	3.29	N/A
Expected volatility (%)	42.80	N/A
Dividend yield (%)	-	N/A

Disclosure of detailed information about warrants activity
During the years ended December 31, 2023 and 2022, the change in warrants outstanding was as follows:

	Number	Weighted Average Exercise Price (C$)
Balance as at December 31, 2021	3,399,280	$3.98
Issued	3,812,121	4.45
Expired	(149,282)	3.50
Balance as at December 31, 2022	7,062,119	4.47
Expired	(3,249,998)	4.50
Balance as at December 31, 2023	3,812,121	$4.45

Disclosure of detailed information about warrants outstanding
The following table summarizes information about the warrants which were outstanding as at December 31, 2023:

Date Issued	Number of Warrants	Exercisable	Exercise Price (C$)	Expiry Date
April 14, 2022	3,812,121	3,812,121	$4.45	April 14, 2027
Total	3,812,121	3,812,121